Earning per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share:
Schedule of Basic and Diluted Earning Per Share

	Year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9	2 0 2 1
	NIS	NIS	NIS	US Dollars

Basic and diluted earnings per share:
Earnings used in the calculation of basic and diluted earnings per share	45,101	52,209	51,511	14,502

Weighted average number of shares used in computing basic and diluted earnings per share	13,867,017	13,433,684	13,217,017	13,867,017